Schedule of Investments (unaudited)	iShares® iBonds® 2025 Term High Yield and Income ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.5%
Clear Channel International BV, 6.63%, 08/01/25 (Call 08/09/22)(a)(b)	$125	$123,661
Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 06/15/25 (Call 08/29/22)(a)(b)	137	135,736
		259,397
Aerospace & Defense — 4.1%
Bombardier Inc., 7.50%, 03/15/25 (Call 08/29/22)(a)	460	451,191
Hexcel Corp., 4.95%, 08/15/25 (Call 05/15/25)	100	99,224
Howmet Aerospace Inc., 6.88%, 05/01/25 (Call 04/01/25)	200	211,336
Rolls-Royce PLC, 3.63%, 10/14/25 (Call 07/14/25)(a)	345	323,851
Spirit AeroSystems Inc.
5.50%, 01/15/25 (Call 10/15/22)(a)	170	169,260
7.50%, 04/15/25 (Call 08/29/22)(a)	415	413,137
TransDigm Inc., 8.00%, 12/15/25 (Call 08/29/22)(a)	370	382,991
Triumph Group Inc., 7.75%, 08/15/25 (Call 08/29/22)(b)	182	156,167
		2,207,157
Airlines — 2.8%
American Airlines Group Inc., 3.75%, 03/01/25(a)(b)	170	149,070
American Airlines Inc., 11.75%, 07/15/25(a)	870	965,700
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/23)(a)	171	178,175
U.S. Airways Pass Through Trust, Series 2013-1, Class A, 3.95%, 05/15/27	100	89,194
United Airlines Holdings Inc., 4.88%, 01/15/25(b)	117	112,561
		1,494,700
Auto Manufacturers — 4.2%
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)	410	432,804
Ford Motor Co., 9.00%, 04/22/25 (Call 03/22/25)	210	232,731
Ford Motor Credit Co. LLC
2.30%, 02/10/25 (Call 01/10/25)	245	229,538
3.38%, 11/13/25 (Call 10/13/25)	410	391,185
4.13%, 08/04/25	275	269,319
4.69%, 06/09/25 (Call 04/09/25)	120	119,075
5.13%, 06/16/25 (Call 05/16/25)	345	343,851
Jaguar Land Rover Automotive PLC, 7.75%, 10/15/25 (Call 10/15/22)(a)	235	223,729
		2,242,232
Auto Parts & Equipment — 1.9%
Clarios Global LP, 6.75%, 05/15/25 (Call 08/29/22)(a)	150	150,600
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 08/29/22)(a)	135	132,665
Goodyear Tire & Rubber Co. (The), 9.50%, 05/31/25 (Call 08/15/22)	270	284,604
Meritor Inc., 6.25%, 06/01/25 (Call 08/29/22)(a)	100	102,949
ZF North America Capital Inc., 4.75%, 04/29/25(a)	360	342,842
		1,013,660
Banks — 1.2%
Deutsche Bank AG, 4.50%, 04/01/25	505	492,910
Freedom Mortgage Corp., 8.25%, 04/15/25 (Call 08/29/22)(a)(b)	183	163,791
		656,701
Building Materials — 0.7%
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 08/29/22)(a)	137	126,383
6.25%, 05/15/25 (Call 08/29/22)(a)	85	84,626
Koppers Inc., 6.00%, 02/15/25 (Call 08/29/22)(a)	170	159,548
		370,557
Security	Par (000)	Value

Chemicals — 0.8%
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 08/29/22)(a)	$185	$174,731
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.38%, 09/01/25 (Call 08/29/22)(a)(b)	170	146,710
Venator Finance Sarl/Venator Materials LLC, 5.75%, 07/15/25 (Call 08/29/22)(a)	130	97,816
		419,257
Commercial Services — 2.5%
Aptim Corp., 7.75%, 06/15/25 (Call 08/15/22)(a)	180	125,941
Brink’s Co. (The), 5.50%, 07/15/25 (Call 08/29/22)(a)	135	136,335
Nielsen Co. Luxembourg Sarl (The), 5.00%, 02/01/25 (Call 08/29/22)(a)(b)	170	167,623
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 08/29/22)(a)	170	170,262
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 09/01/22)(a)	295	292,513
9.25%, 04/15/25 (Call 03/16/25)(a)	267	271,603
Team Health Holdings Inc., 6.38%, 02/01/25 (Call 08/15/22)(a)	250	169,420
		1,333,697
Computers — 0.8%
Diebold Nixdorf Inc., 9.38%, 07/15/25 (Call 08/15/22)(a)(b)	245	190,370
Seagate HDD Cayman, 4.75%, 01/01/25	160	158,803
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25 (Call 08/09/22)(a)	100	99,689
		448,862
Distribution & Wholesale — 1.2%
Avient Corp., 5.75%, 05/15/25 (Call 08/29/22)(a)	220	221,122
G-III Apparel Group Ltd., 7.88%, 08/15/25 (Call 08/29/22)(a)	137	134,836
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 08/29/22)(a)	315	310,593
		666,551
Diversified Financial Services — 5.0%
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/21/25)(b)	355	359,178
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)	260	261,771
Enova International Inc., 8.50%, 09/15/25 (Call 08/29/22)(a)(b)	125	116,224
Finance of America Funding LLC, 7.88%, 11/15/25 (Call 11/15/22)(a)(b)	120	94,823
LD Holdings Group LLC, 6.50%, 11/01/25 (Call 11/01/22)(a)	170	111,307
Navient Corp., 6.75%, 06/25/25	170	165,998
OneMain Finance Corp., 6.88%, 03/15/25	425	419,662
PennyMac Financial Services Inc., 5.38%, 10/15/25 (Call 10/15/22)(a)	220	206,294
PRA Group Inc., 7.38%, 09/01/25 (Call 09/01/22)(a)(b)	100	99,379
Provident Funding Associates LP/PFG Finance Corp., 6.38%, 06/15/25 (Call 08/29/22)(a)	110	99,570
Radian Group Inc., 6.63%, 03/15/25 (Call 09/15/24)	175	178,351
SLM Corp., 4.20%, 10/29/25 (Call 09/29/25)(b)	170	165,274
StoneX Group Inc., 8.63%, 06/15/25 (Call 08/29/22)(a)	115	117,445
United Wholesale Mortgage LLC, 5.50%, 11/15/25 (Call 11/15/22)(a)(b)	275	256,905
		2,652,181
Electric — 1.1%
DPL Inc., 4.13%, 07/01/25 (Call 04/01/25)	137	132,821
Drax Finco PLC, 6.63%, 11/01/25 (Call 08/09/22)(a)	170	168,492
FirstEnergy Corp., 2.05%, 03/01/25 (Call 02/01/25)	100	93,873
FirstEnergy Transmission LLC, 4.35%, 01/15/25 (Call 10/15/24)(a)	200	198,700
NSG Holdings LLC/NSG Holdings Inc., 7.75%, 12/15/25(a)	8	8,185
		602,071
Electrical Components & Equipment — 1.0%
WESCO Distribution Inc., 7.13%, 06/15/25 (Call 08/29/22)(a)	505	522,382

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2025 Term High Yield and Income ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics — 0.7%
Likewize Corp., 9.75%, 10/15/25 (Call 10/15/22)(a)	$145	$137,975
Sensata Technologies BV, 5.00%, 10/01/25(a)	235	235,754
		373,729
Engineering & Construction — 1.3%
Artera Services LLC, 9.03%, 12/04/25 (Call 02/04/23)(a)	340	278,066
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 08/29/22)(a)(b)	347	288,596
Tutor Perini Corp., 6.88%, 05/01/25 (Call 08/15/22)(a)(b)	170	151,628
		718,290
Entertainment — 6.2%
Banijay Entertainment SASU, 5.38%, 03/01/25 (Call 08/29/22)(a)(b)	135	128,694
Caesars Entertainment Inc., 6.25%, 07/01/25 (Call 08/09/22)(a)	1,175	1,173,508
Caesars Resort Collection LLC/CRC Finco Inc., 5.75%, 07/01/25 (Call 08/09/22)(a)	335	334,977
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25 (Call 08/29/22)(a)	335	337,425
Cinemark USA Inc., 8.75%, 05/01/25 (Call 08/29/22)(a)	85	88,792
International Game Technology PLC, 6.50%, 02/15/25 (Call 08/15/24)(a)	370	377,640
Powdr Corp., 6.00%, 08/01/25 (Call 08/01/22)(a)	90	92,700
Scientific Games International Inc., 8.63%, 07/01/25 (Call 08/29/22)(a)	185	192,187
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 08/29/22)(a)(b)	141	144,968
Vail Resorts Inc., 6.25%, 05/15/25 (Call 08/29/22)(a)	200	204,490
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.75%, 04/15/25 (Call 08/29/22)(a)	200	199,846
		3,275,227
Environmental Control — 1.0%
GFL Environmental Inc.
3.75%, 08/01/25 (Call 08/29/22)(a)	250	242,595
4.25%, 06/01/25 (Call 08/29/22)(a)(b)	170	169,403
Tervita Corp., 11.00%, 12/01/25 (Call 12/01/23)(a)	101	110,581
		522,579
Food — 1.7%
B&G Foods Inc., 5.25%, 04/01/25 (Call 08/29/22)	305	293,840
Chobani LLC/Chobani Finance Corp. Inc., 7.50%, 04/15/25 (Call 08/29/22)(a)(b)	177	170,609
Performance Food Group Inc., 6.88%, 05/01/25 (Call 08/29/22)(a)(b)	91	92,415
U.S. Foods Inc., 6.25%, 04/15/25 (Call 08/29/22)(a)	335	341,204
		898,068
Food Service — 1.3%
Aramark Services Inc.
5.00%, 04/01/25 (Call 08/29/22)(a)	200	199,558
6.38%, 05/01/25 (Call 08/29/22)(a)(b)	505	505,727
		705,285
Forest Products & Paper — 0.2%
Clearwater Paper Corp., 5.38%, 02/01/25(a)(b)	100	98,793

Gas — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.50%, 05/20/25 (Call 02/20/25)	235	236,431

Hand & Machine Tools — 0.1%
Werner FinCo LP/Werner FinCo Inc., 8.75%, 07/15/25 (Call 08/09/22)(a)	90	79,793

Health Care - Services — 3.0%
Air Methods Corp., 8.00%, 05/15/25 (Call 08/29/22)(a)(b)	170	106,080
Akumin Inc., 7.00%, 11/01/25 (Call 11/01/22)(a)(b)	165	136,496
Security	Par (000)	Value

Health Care - Services (continued)
Encompass Health Corp., 5.75%, 09/15/25 (Call 08/29/22)	$120	$120,465
Global Medical Response Inc., 6.50%, 10/01/25 (Call 08/03/22)(a)(b)	210	194,445
Legacy LifePoint Health LLC, 6.75%, 04/15/25 (Call 08/29/22)(a)	200	200,120
ModivCare Inc., 5.88%, 11/15/25 (Call 11/15/22)(a)	170	165,985
Prime Healthcare Services Inc., 7.25%, 11/01/25 (Call 11/01/22)(a)(b)	320	280,493
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 12/15/22)(a)	275	247,728
Surgery Center Holdings Inc., 6.75%, 07/01/25 (Call 08/29/22)(a)	127	120,698
		1,572,510
Holding Companies - Diversified — 0.7%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.38%, 12/15/25 (Call 08/29/22)	250	249,688
Stena International SA, 6.13%, 02/01/25 (Call 08/09/22)(a)	120	115,453
		365,141
Home Builders — 1.0%
Empire Communities Corp., 7.00%, 12/15/25 (Call 12/15/22)(a)	165	144,004
Meritage Homes Corp., 6.00%, 06/01/25 (Call 03/01/25)	135	137,141
New Home Co. Inc. (The), 7.25%, 10/15/25 (Call 10/15/22)(a)(b)	97	78,560
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 08/15/22)(a)	178	180,360
		540,065
Household Products & Wares — 0.3%
Spectrum Brands Inc., 5.75%, 07/15/25 (Call 08/29/22)(b)	150	149,867

Housewares — 0.8%
American Greetings Corp., 8.75%, 04/15/25 (Call 08/29/22)(a)	50	48,031
CD&R Smokey Buyer Inc., 6.75%, 07/15/25 (Call 08/29/22)(a)	245	230,815
Newell Brands Inc., 4.88%, 06/01/25 (Call 05/01/25)	170	171,098
		449,944
Insurance — 1.5%
Acrisure LLC/Acrisure Finance Inc., 7.00%, 11/15/25 (Call 08/29/22)(a)(b)	320	307,286
AssuredPartners Inc., 7.00%, 08/15/25 (Call 08/29/22)(a)	170	167,746
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)	137	138,469
USI Inc./NY, 6.88%, 05/01/25 (Call 08/29/22)(a)	205	200,676
		814,177
Internet — 2.5%
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(a)(b)	170	167,278
5.88%, 02/15/25(b)	260	269,841
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 08/09/22)(a)	370	368,605
TripAdvisor Inc., 7.00%, 07/15/25 (Call 08/09/22)(a)	170	169,623
Uber Technologies Inc., 7.50%, 05/15/25 (Call 08/29/22)(a)	335	343,171
		1,318,518
Leisure Time — 1.8%
Constellation Merger Sub Inc., 8.50%, 09/15/25 (Call 08/29/22)(a)	145	127,633
Royal Caribbean Cruises Ltd., 11.50%, 06/01/25 (Call 08/09/22)(a)	478	510,710
Viking Cruises Ltd.
6.25%, 05/15/25 (Call 08/29/22)(a)	85	76,080
13.00%, 05/15/25 (Call 08/15/22)(a)	235	248,766
		963,189
Lodging — 5.3%
Hilton Domestic Operating Co. Inc., 5.38%, 05/01/25 (Call 08/09/22)(a)(b)	170	170,524
Las Vegas Sands Corp., 2.90%, 06/25/25 (Call 05/25/25)	180	169,047
Marriott Ownership Resorts Inc., 6.13%, 09/15/25 (Call 08/29/22)(a)(b)	83	83,318

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2025 Term High Yield and Income ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
Melco Resorts Finance Ltd., 4.88%, 06/06/25 (Call 08/29/22)(b)(c)	$335	$268,054
MGM China Holdings Ltd., 5.25%, 06/18/25 (Call 08/09/22)(a)	170	143,682
MGM Resorts International
5.75%, 06/15/25 (Call 03/15/25)(b)	225	222,235
6.75%, 05/01/25 (Call 08/29/22)(b)	250	253,820
Sands China Ltd., 5.13%, 08/08/25 (Call 06/08/25)	600	567,120
Studio City Finance Ltd., 6.00%, 07/15/25 (Call 08/29/22)(a)	170	108,854
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/25 (Call 08/29/22)(a)	100	92,050
Travel + Leisure Co., 6.60%, 10/01/25 (Call 07/01/25)	117	118,700
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/25 (Call 12/01/24)(a)	625	615,106
		2,812,510
Machinery — 0.3%
Husky III Holding Ltd. , 13.00%, 02/15/25 (Call 08/09/22), (13.75% PIK)(a)(b)(d)	160	153,960

Manufacturing — 0.3%
Hillenbrand Inc., 5.75%, 06/15/25 (Call 08/29/22)(b)	135	137,678

Media — 1.4%
AMC Networks Inc., 4.75%, 08/01/25 (Call 08/29/22)	270	259,348
Univision Communications Inc., 5.13%, 02/15/25 (Call 08/09/22)(a)	515	503,737
		763,085
Mining — 0.7%
Arconic Corp., 6.00%, 05/15/25 (Call 08/29/22)(a)	235	237,207
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 10/07/22)(a)(b)	150	133,813
		371,020
Office & Business Equipment — 0.5%
Xerox Holdings Corp., 5.00%, 08/15/25 (Call 07/15/25)(a)	260	251,181

Oil & Gas — 6.3%
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25 (Call 08/29/22)(a)	190	186,187
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 08/29/22)(a)	395	394,147
CVR Energy Inc., 5.25%, 02/15/25 (Call 08/15/22)(a)	210	201,014
Laredo Petroleum Inc., 9.50%, 01/15/25 (Call 08/29/22)	197	201,953
Murphy Oil Corp., 5.75%, 08/15/25 (Call 08/29/22)(b)	185	186,091
Nabors Industries Inc., 5.75%, 02/01/25 (Call 11/01/24)(b)	205	188,887
Neptune Energy Bondco PLC, 6.63%, 05/15/25 (Call 08/30/22)(a)	285	273,979
Occidental Petroleum Corp.
5.50%, 12/01/25 (Call 09/01/25)	230	235,242
5.88%, 09/01/25 (Call 06/01/25)	280	288,380
8.00%, 07/15/25 (Call 04/15/25)	170	187,114
Par Petroleum LLC/Par Petroleum Finance Corp., 7.75%, 12/15/25 (Call 08/29/22)(a)	100	94,849
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/15/25 (Call 08/29/22)(b)	225	222,248
Range Resources Corp., 4.88%, 05/15/25 (Call 02/15/25)	250	249,740
SM Energy Co., 5.63%, 06/01/25 (Call 08/29/22)	117	115,226
Southwestern Energy Co., 5.95%, 01/23/25 (Call 10/23/24)	130	132,038
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/29/22)(a)	123	115,047
Vermilion Energy Inc., 5.63%, 03/15/25 (Call 08/29/22)(a)(b)	100	98,724
		3,370,866
Oil & Gas Services — 0.8%
CSI Compressco LP/CSI Compressco Finance Inc., 7.50%, 04/01/25 (Call 08/29/22)(a)	117	109,044
Security	Par (000)	Value

Oil & Gas Services (continued)
Exterran Energy Solutions LP/EES Finance Corp., 8.13%, 05/01/25 (Call 08/29/22)(b)	$117	$111,087
KCA Deutag UK Finance PLC, 9.88%, 12/01/25 (Call 12/01/22)(a)	155	142,739
KLX Energy Services Holdings Inc., 11.50%, 11/01/25 (Call 08/29/22)(a)	85	50,980
		413,850
Packaging & Containers — 3.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 5.25%, 04/30/25 (Call 08/29/22)(a)	235	230,413
Ball Corp., 5.25%, 07/01/25	337	340,970
Matthews International Corp., 5.25%, 12/01/25 (Call 08/29/22)(a)(b)	100	91,659
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/25 (Call 08/29/22)(a)(b)	465	427,711
Owens-Brockway Glass Container Inc.
5.38%, 01/15/25(a)	100	93,951
6.38%, 08/15/25(a)	100	95,729
Pactiv LLC, 7.95%, 12/15/25	95	84,704
Sealed Air Corp., 5.50%, 09/15/25 (Call 06/15/25)(a)(b)	135	137,561
Trident TPI Holdings Inc., 6.63%, 11/01/25 (Call 08/09/22)(a)	90	80,907
		1,583,605
Pharmaceuticals — 2.3%
Bausch Health Companies Inc.
5.50%, 11/01/25 (Call 08/29/22)(a)	605	542,564
9.00%, 12/15/25 (Call 08/29/22)(a)	520	377,000
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 09/01/22)(a)	210	196,881
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (Call 11/15/22)(a)	160	107,683
		1,224,128
Pipelines — 6.0%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/25 (Call 12/15/22)(a)	210	209,382
Buckeye Partners LP, 4.13%, 03/01/25 (Call 02/01/25)(a)	170	163,681
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.75%, 04/01/25 (Call 08/29/22)	170	170,126
DCP Midstream Operating LP, 5.38%, 07/15/25 (Call 04/15/25)	280	286,350
EnLink Midstream Partners LP, 4.15%, 06/01/25 (Call 03/01/25)	245	240,872
EQM Midstream Partners LP, 6.00%, 07/01/25 (Call 04/01/25)(a)	170	170,359
Genesis Energy LP/Genesis Energy Finance Corp., 6.50%, 10/01/25 (Call 08/29/22)	185	179,280
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/28/25 (Call 08/29/22)(a)	100	97,507
New Fortress Energy Inc., 6.75%, 09/15/25 (Call 09/15/22)(a)	430	419,886
NGL Energy Partners LP/NGL Energy Finance Corp., 6.13%, 03/01/25 (Call 08/29/22)(b)	130	102,322
NuStar Logistics LP, 5.75%, 10/01/25 (Call 07/01/25)	205	199,223
Rattler Midstream LP, 5.63%, 07/15/25 (Call 08/15/22)(a)	170	173,555
Rockies Express Pipeline LLC, 3.60%, 05/15/25 (Call 04/15/25)(a)	137	127,310
Summit Midstream Holdings LLC/Summit Midstream Finance
Corp., 5.75%, 04/15/25 (Call 08/29/22)(b)	90	70,810
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
7.50%, 10/01/25 (Call 10/01/22)(a)(b)	200	200,886
Western Midstream Operating LP
3.35%, 02/01/25 (Call 01/01/25)	245	240,448
3.95%, 06/01/25 (Call 03/01/25)	135	133,646
		3,185,643
Real Estate — 1.3%
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 08/29/22)(a)	215	182,754

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2025 Term High Yield and Income ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate (continued)
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 08/29/22)(a)	$200	$199,814
WeWork Companies Inc., 7.88%, 05/01/25(a)(b)	230	172,898
WeWork Companies LLC/WW Co-Obligor Inc., 5.00%, 07/10/25 (Call 04/10/25)(a)	190	130,629
		686,095
Real Estate Investment Trusts — 4.7%
Diversified Healthcare Trust, 9.75%, 06/15/25 (Call 08/29/22)	170	169,538
HAT Holdings I LLC/HAT Holdings II LLC, 6.00%, 04/15/25 (Call 08/29/22)(a)(b)	135	131,840
iStar Inc., 4.25%, 08/01/25 (Call 05/01/25)(b)	185	176,497
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/25 (Call 08/15/22)(a)	117	110,501
New Residential Investment Corp., 6.25%, 10/15/25 (Call 10/15/22)(a)	190	173,557
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK
Finance Co-Issuer, 7.50%, 06/01/25 (Call 08/29/22)(a)	220	225,625
Service Properties Trust
4.50%, 03/15/25 (Call 09/15/24)	117	98,918
7.50%, 09/15/25 (Call 06/15/25)	280	271,311
Starwood Property Trust Inc., 4.75%, 03/15/25 (Call 09/15/24)	170	168,941
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC,
7.88%, 02/15/25 (Call 08/29/22)(a)(b)	780	784,688
XHR LP, 6.38%, 08/15/25 (Call 08/15/22)(a)	170	171,207
		2,482,623
Retail — 4.2%
1011778 BC ULC/New Red Finance Inc., 5.75%, 04/15/25 (Call 08/29/22)(a)	170	172,040
Abercrombie & Fitch Management Co., 8.75%, 07/15/25 (Call 08/15/22)(a)	117	115,070
Bath & Body Works Inc., 9.38%, 07/01/25(a)(b)	108	113,876
Carvana Co., 5.63%, 10/01/25 (Call 10/01/22)(a)(b)	177	136,041
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/22)(a)(b)	146	148,016
eG Global Finance PLC
6.75%, 02/07/25 (Call 08/09/22)(a)	260	247,660
8.50%, 10/30/25 (Call 08/30/22)(a)	215	210,586
IRB Holding Corp., 7.00%, 06/15/25 (Call 08/29/22)(a)	250	254,885
Penske Automotive Group Inc., 3.50%, 09/01/25 (Call 09/01/22)(b)	187	180,276
QVC Inc., 4.45%, 02/15/25 (Call 11/15/24)(b)	200	191,764
Rite Aid Corp., 7.50%, 07/01/25 (Call 08/29/22)(a)	175	152,493
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 08/29/22)	230	228,891
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/25 (Call 11/28/22)(a)	122	107,548
		2,259,146
Semiconductors — 0.3%
ams-OSRAM AG, 7.00%, 07/31/25 (Call 08/29/22)(a)(b)	150	141,788

Software — 2.4%
Boxer Parent Co. Inc., 7.13%, 10/02/25 (Call 08/29/22)(a)(b)	200	197,926
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 08/09/22)(a)	396	394,119
Security	Par/ Shares (000)	Value

Software (continued)
PTC Inc., 3.63%, 02/15/25 (Call 08/29/22)(a)	$170	$165,553
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25 (Call 08/29/22)(a)	605	512,689
		1,270,287
Telecommunications — 3.6%
CommScope Technologies LLC, 6.00%, 06/15/25 (Call 08/09/22)(a)(b)	448	414,400
Intrado Corp., 8.50%, 10/15/25 (Call 08/29/22)(a)(b)	240	209,626
Level 3 Financing Inc., 5.38%, 05/01/25 (Call 08/29/22)	270	270,092
Lumen Technologies Inc., 5.63%, 04/01/25 (Call 01/01/25)	170	169,439
Qwest Corp., 7.25%, 09/15/25	85	89,014
Sprint Corp., 7.63%, 02/15/25 (Call 11/15/24)	505	539,168
ViaSat Inc., 5.63%, 09/15/25 (Call 08/09/22)(a)	245	215,695
		1,907,434
Transportation — 0.6%
Western Global Airlines LLC, 10.38%, 08/15/25 (Call 05/15/25)(a)(b)	137	126,706
XPO Logistics Inc., 6.25%, 05/01/25 (Call 08/29/22)(a)(b)	174	176,309
		303,015
Trucking & Leasing — 0.5%
Fortress Transportation and Infrastructure Investors LLC, 6.50%, 10/01/25 (Call 08/29/22)(a)(b)	260	258,820

Total Long-Term Investments — 96.8%
(Cost: $53,523,595)		51,547,745

Short-Term Securities

Money Market Funds — 16.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.93%(e)(f)(g)	7,577	7,576,094
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(e)(f)	1,270	1,270,000

Total Short-Term Securities — 16.6%
(Cost: $8,845,012)		8,846,094

Total Investments in Securities — 113.4%
(Cost: $62,368,607)		60,393,839

Liabilities in Excess of Other Assets — (13.4)%		(7,156,219)

Net Assets — 100.0%		$53,237,620

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2025 Term High Yield and Income ETF
July 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,718,076	$3,861,134	(a)	$—	$(3,419)	$303	$7,576,094	7,577	$20,323	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,120,000	150,000	(a)	—	—	—	1,270,000	1,270	2,953		—
					$(3,419)	$303	$8,846,094		$23,276		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$51,547,745	$—	$51,547,745
Money Market Funds	8,846,094	—	—	8,846,094
	$8,846,094	$51,547,745	$—	$60,393,839

Portfolio Abbreviations - Fixed Income

PIK	Payment-in-kind